Long-term debt	9 Months Ended
Sep. 30, 2021
Long-term debts
Long-term debt

6.    Long-term debt

As of September 30, 2021 and December 31, 2020, long-term debt consisted of the following:

Long-term debt

in € THOUS

	September 30,	December 31,
	2021	2020

Amended 2012 Credit Agreement	—	1,162,342
Bonds	6,991,003	6,408,118
Other	232,129	238,000
Long-term debt	7,223,132	7,808,460
Less current portion	(651,910)	(1,008,359)
Long-term debt, less current portion	6,571,222	6,800,101

Credit facilities

On July 1, 2021, the Company entered into a new €2,000,000 sustainability-linked syndicated revolving credit facility with a group of 34 core relationship banks (“Syndicated Credit Facility”). The Syndicated Credit Facility has a term of five years plus two one-year extension options and can be drawn in different currencies. The Syndicated Credit Facility is currently undrawn and will be used as a back-up line for general corporate purposes. The Syndicated Credit Facility replaces the existing $900,000 and €600,000 revolving credit facilities in the Amended 2012 Credit Agreement. A sustainability component has been embedded in the credit facility, with the margin increasing or decreasing depending on the company's sustainability performance.

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at December 31, 2020:

Amended 2012 Credit Agreement (1) - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	December 31, 2020		December 31, 2020 (2)

Revolving credit USD 2017 / 2022	$900,000	€733,436	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022 (3)	$1,110,000	€904,572	$1,110,000	€904,572
EUR term loan 2017 / 2022 (3)	€259,000	€259,000	€259,000	€259,000
		€2,497,008		€1,163,572

(1)	The Amended 2012 Credit Agreement was terminated on July 1st, 2021 and was replaced by the Syndicated Credit Facility.
(2)	Amounts shown are excluding debt issuance costs.
(3)	USD term loan 2017 / 2022 in the amount of $1,050,000 (€860,444 as of the date of repayment) and EUR term loan 2017 / 2022 in the amount of €245,000 originally due on July 31, 2022 were repaid on May 20, 2021.

Bonds

The bonds issued by Fresenius Medical Care US Finance, Inc. in the amount of $650,000 (€472,889 as of the date of issuance on February 3, 2011) were redeemed at maturity on February 15, 2021. Additionally, the bonds issued by Fresenius Medical Care Finance VII S.A. on February 3, 2011 in the amount of €300,000 were redeemed at maturity on February 15, 2021.

On May 18, 2021, the Company issued bonds in two tranches with an aggregate principal amount of $1,500,000 (€1,227,295 as of the date of issuance):

●	bonds of $850,000 (€695,467 as of the date of issuance) with a maturity of 5 years and 7 months and a coupon rate of 1.875%, and
●	bonds of $650,000 (€531,828 as of the date of issuance) with a maturity of 10 years and 7 months and a coupon rate of 3.000%.

The proceeds have been used for general corporate purposes, including the refinancing of outstanding indebtedness.

Accounts Receivable Facility

On August 11, 2021, the Company amended and restated the Accounts Receivable Facility, extending it until August 11, 2024. The maximum capacity, $900,000 (€768,049 at August 11, 2021), will remain unchanged under the restated Accounts Receivable Facility.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at September 30, 2021 and December 31, 2020:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2021 (1)		September 30, 2021 (2)

Accounts Receivable Facility	$900,000	€777,269	$—	€—

	Maximum amount available		Balance outstanding
	December 31, 2020 (1)		December 31, 2020 (2)

Accounts Receivable Facility	$900,000	€733,437	$—	€—

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,532 and $12,522 (€10,823 and €10,205) at September 30, 2021 and December 31, 2020, respectively. These letters of credit are not included above as part of the balance outstanding at September 30, 2021 and December 31, 2020; however, the letters reduce available borrowings under the Accounts Receivable Facility.